INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 9,261	$ 0
Cost of revenues	3,654	0
Gross profit	5,607	0
Operating expenses:
Research and development expenses	12,593	15,206
Marketing and business development expenses	248	165
General and administrative expenses	4,670	4,977
Total operating expenses	17,511	20,348
Operating loss	(11,904)	(20,348)
Financial income, net	2,528	1,697
Loss before taxes on income	(9,376)	(18,651)
Tax benefit (expense)	(14)	36
Net loss	(9,390)	(18,615)
Other comprehensive loss:
Change in unrealized gains (losses) on marketable securities: Unrealized gains (losses) arising during the period, net	(25)		[1]
Total comprehensive loss	$ (9,415)	$ (18,615)
Basic net loss per share	$ (0.1)	$ (0.21)
Diluted net loss per share	$ (0.1)	$ (0.21)
Weighted average number of ordinary shares used in computing basic net loss per share	89,518,778	86,903,741
Weighted average number of ordinary shares used in computing diluted net loss per share	89,518,778	86,903,741

[1]	Represents an amount lower than $ 1.